Ordinary and Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2015
Company's Authorized, Issued and Outstanding Ordinary Shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2014
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	51,641,505	$727

Total	120,000,000	54,763,151	51,641,505	$727

	December 31, 2015
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	51,628,104	$727

Total	120,000,000	54,763,151	51,628,104	$727

Summary of Share Repurchases

The following table summarizes the Company’s share repurchases:

2015 Share repurchase program:

Period	Total number of shares repurchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Maximum number of shares that may yet be purchased under the program
November 10 – 30, 2015	337,126	$19.56	337,126	1,329,541
December 1 – 28, 2015	354,206	$19.65	691,332	975,335

Total	691,332	$19.60

2013/2014 Share repurchase program:

	2013	2014	Total
Total number of shares repurchased	2,103,214	1,896,786	4,000,000
Dollar amount of shares repurchased	$43,411	$35,334	$78,745
Average price paid per share	$20.64	$18.63	$19.69
Range of price paid per share	$15.89 – 26.16	$15.48 – 21.00	$15.48 – 26.16

Changes of Redeemable Noncontrolling Interest

Changes to redeemable non-controlling interest during 2014 and 2015 were as follows:

	Year Ended December 31,
	2014	2015
Balance as of January 1	$—	$40,040
Redeemable non-controlling interest upon acquisition	39,498	—
Net income attributable to non-controlling interests	8	35
Redemption value adjustment charged against retained earnings	534	1,925
Redemption of Class B-1 shares	—	(25,200)

Balance as of December 31	$40,040	$16,800